Victory RS Small Cap Growth Fund Expense Example, No Redemption - Victory RS Small Cap Growth Fund - Class C	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 219
Expense Example, No Redemption, 3 Years	781
Expense Example, No Redemption, 5 Years	1,370
Expense Example, No Redemption, 10 Years	$ 2,658